INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current Assets	$ 3,774,921	$ 3,924,044
Non-current Assets	13,405,187	12,744,267	$ 12,483,994
Total Joint Arrangement Assets	17,180,108	16,668,311	16,028,319
Current Liabilities	1,526,284	1,436,643
Non-current Liabilities	7,393,840	7,413,164
Equity	8,259,984	7,818,504	7,415,635	$ 7,369,415
Total Joint Arrangement Liabilities	17,180,108	16,668,311
Income	7,102,070	6,349,761	4,732,869
Joint Arrangement Net Income (Loss)	704,226	1,031,599	25,305
Other comprehensive income	177,578	(179,964)	(230,012)
Comprehensive income	881,804	851,635	$ (204,707)
Dividends	35,187	3,288
Eka Chile S.A [Member]
Statement [Line Items]
Current Assets	17,673	16,083
Non-current Assets	39,496	38,056
Total Joint Arrangement Assets	57,169	54,139
Investment Assets	23,501	22,123
Current Liabilities	4,821	4,980
Non-current Liabilities	5,347	4,913
Equity	47,001	44,246
Total Joint Arrangement Liabilities	57,169	54,139
Income	45,335	42,788
Expenses	(41,580)	(40,568)
Joint Arrangement Net Income (Loss)	3,755	2,220
Other comprehensive income	0	0
Comprehensive income	3,755	2,220
Dividends	500	594
Sonae Arauco S.A. [Member]
Statement [Line Items]
Current Assets	320,837	288,650
Non-current Assets	668,138	699,984
Total Joint Arrangement Assets	988,975	988,634
Net assets	180,896	179,027
Net asset adjustment (Goodwill)	22,547	24,477
Investment Assets	203,443	203,504
Current Liabilities	229,330	334,620
Non-current Liabilities	352,759	247,006
Equity	406,886	407,008
Total Joint Arrangement Liabilities	988,975	988,634
Income	1,241,698	1,153,385
Expenses	(1,159,060)	(1,082,798)
Joint Arrangement Net Income (Loss)	82,638	70,587
Other comprehensive income	0	0
Comprehensive income	82,638	70,587
Dividends	33,176	0
Agrícola El Paque SpA [Member]
Statement [Line Items]
Current Assets	966	1,493
Non-current Assets	18,914	15,455
Total Joint Arrangement Assets	19,880	16,948
Investment Assets	6,534	6,293
Current Liabilities	1,360	201
Non-current Liabilities	5,450	4,162
Equity	13,070	12,585
Total Joint Arrangement Liabilities	19,880	16,948
Income	0	0
Expenses	379	47
Joint Arrangement Net Income (Loss)	379	47
Other comprehensive income	0	0
Comprehensive income	379	47
Dividends	0	0
Parque Eólico Ovejera del Sur SpA [Member]
Statement [Line Items]
Current Assets	100	157
Non-current Assets	2,885	2,298
Total Joint Arrangement Assets	2,985	2,455
Investment Assets	1,381	1,185
Current Liabilities	224	86
Non-current Liabilities	0	0
Equity	2,761	2,369
Total Joint Arrangement Liabilities	2,985	2,455
Income	0	0
Expenses	(43)	(21)
Joint Arrangement Net Income (Loss)	(43)	(21)
Other comprehensive income	0	0
Comprehensive income	(43)	(21)
Dividends	0	0
E2E S.A. [Member]
Statement [Line Items]
Current Assets	7,361	8,138
Non-current Assets	20,914	28,357
Total Joint Arrangement Assets	28,275	36,495
Investment Assets	1,677	16,162
Current Liabilities	20,327	1,094
Non-current Liabilities	11,301	3,078
Equity	(3,353)	32,323
Total Joint Arrangement Liabilities	28,275	36,495
Income	2,183	743
Expenses	(35,759)	(11,133)
Joint Arrangement Net Income (Loss)	(33,576)	(10,390)
Other comprehensive income	0	0
Comprehensive income	(33,576)	(10,390)
Dividends	0	0
Agricola San Geratdo SpA [Member]
Statement [Line Items]
Current Assets	844	765
Non-current Assets	5,661	4,929
Total Joint Arrangement Assets	6,505	5,694
Investment Assets	1,786	1,754
Current Liabilities	62	61
Non-current Liabilities	2,871	2,125
Equity	3,572	3,508
Total Joint Arrangement Liabilities	6,505	5,694
Income	0	0
Expenses	109	(52)
Joint Arrangement Net Income (Loss)	109	(52)
Other comprehensive income	0	0
Comprehensive income	109	(52)
Dividends	0	0
Agrícola Fresno SpA [Member]
Statement [Line Items]
Current Assets	28,952	15,663
Non-current Assets	58,755	10,485
Total Joint Arrangement Assets	87,707	26,148
Investment Assets	39,409	11,918
Current Liabilities	1,657	88
Non-current Liabilities	7,232	2,225
Equity	78,818	23,835
Total Joint Arrangement Liabilities	87,707	26,148
Income	0	0
Expenses	(33)	(49)
Joint Arrangement Net Income (Loss)	(33)	(49)
Other comprehensive income	0	0
Comprehensive income	(33)	(49)
Dividends	$ 0	$ 0